Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS
4.	INTANGIBLE ASSETS
The following table summarizes the Company’s intangible assets:

	March 31, 2026	June 30, 2025
	$	$
Intellectual property	1,736,420	1,736,420
Patents	1,191,000	1,191,000

Intangible assets	2,927,420	2,927,420
Less: accumulated amortization	(1,428,947)	(1,306,858)

Intangible assets, net	1,498,473	1,620,562

Acquired intellectual property is recorded at cost and is amortized on a straight-line basis over 18 years. Acquired patents consist of patents related to the development of cannabinoid analogs. This intangible asset is being amortized over an estimated useful life of 18 years. As at March 31, 2026, the definite-lived intangible assets had a weighted average estimated remaining useful life of approximately 11 years. There was no impairment loss during the three and nine months ended March 31, 2026 and 2025.
Amortization expense on intangible assets for the three months ended March 31, 2026 and 2025 was approximately $41,000 and $41,000 respectively. Amortization expense on intangible assets for the nine months ended March 31, 2026 and 2025 was approximately $122,000 and $122,000 respectively. The Company expects amortization expense to be incurred over the next five years as follows:

Year ending June 30,	$
2026 (remaining)	40,687
2027	162,746
2028	162,746
2029	162,746
2030	162,746
Thereafter	806,802

Total	1,498,473

5.	INTANGIBLE ASSETS
The following table summarizes the Company’s intangible assets:

	June 30, 2025	June 30, 2024
	$	$
Intellectual property	1,736,420	1,736,420
Patents	1,191,000	1,191,000

Intangible assets	2,927,420	2,927,420
Less: accumulated amortization	(1,306,858)	(1,144,222)

Intangible assets, net	1,620,562	1,783,198

Acquired intellectual property is recorded at cost and is amortized on a straight-line basis over 18 years. Acquired patents consist of patents related to the development of cannabinoid analogs. This intangible asset is being amortized over an estimated useful life of 18 years. As at June 30, 2025, the definite-lived intangible assets had a weighted average estimated remaining useful life of approximately 11 years.
Amortization expense on intangible assets for the year ended June 30, 2025 and 2024 was $162,636 and $171,858 respectively. The Company expects amortization expense to be incurred over the next five years as follows:

Twelve months ending June 30,	$
2026	162,746
2027	162,746
2028	162,746
2029	162,746
2030	162,746
Thereafter	806,832

Total	1,620,562